Note 28 - Non Controlling Interest	6 Months Ended
Jun. 30, 2019
Non Controlling interests
Non Controlling Interest Explanatory

28. Non-controlling interest

The table below is a breakdown by groups of consolidated entities of the balance under the heading “Minority interests (non-controlling interest)” of total equity in the accompanying consolidated balance sheets is as follows:

Non-controlling interests: Breakdown by subgroups (Millions of Euros)
	June 2019	December 2018
Garanti BBVA	4.018	4.058
BBVA Peru	1.206	1.167
BBVA Argentina	426	352
BBVA Colombia	70	67
BBVA Venezuela	69	67
Other entities	50	53
Total	5.839	5.764

These amounts are broken down by groups of consolidated entities under the heading “Attributable to minority interests (non-controlling interest)” in the accompanying consolidated income statements:

Profit attributable to non-controlling interests (Millions of Euros)
	June 2019	June 2018
Garanti BBVA	291	383
BBVA Peru	115	99
BBVA Argentina	60	12
BBVA Colombia	5	5
BBVA Venezuela	2	-
BBVA Chile	2	2
Other entities	-	26
Total	475	528